Investment Objectives and Goals - T. Rowe Price Government Money Fund, Inc.	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund’s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.